Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related Party Transactions	Related Party Transactions
Prior to the RTO Transaction on May 27, 2020 (Note 6) and separation of the Orion Fund II Portfolio as a stand-alone public entity, the Orion Fund II Portfolio was managed and operated in the normal course of business by Orion Mine Finance Management II Limited along with other Orion Group operations and not as a separate business.
Transactions with related parties prior to RTO Transaction
Orion Fund II Portfolio had an agreement with Orion Merchant Services LLC (“OMS”), a related party. As part of this agreement OMS provided services including but not limited to logistical support, customs clearance, negotiation of transportation contracts and assistance with services incidental to the purchase and sale of physical metal transactions. As part of this agreement, Orion Fund II Portfolio paid fees to OMS for amounts of $54,000 for the period from January 1, 2020 to May 27, 2020 ($335,000 for the year ended December 31, 2019).
The Orion Fund II Portfolio had appointed Orion Mine Finance Management II Limited, an exempted company incorporated under the laws of Bermuda, as its investment manager (the “Investment Manager”) in which capacity it was responsible for managing the overall business affairs of Fund II. As part of this agreement, Orion Fund II Portfolio paid the Investment Manager $922,000 for the period from January 1, 2020 to May 27, 2020 ($1,962,000 for the year ended December 31, 2019).
These expenses were included in general and administrative expenses in the consolidated statement of income and comprehensive income.
Additional transactions with related parties are described under Notes 6 and 14 to these consolidated financial statements.
Key management compensation
Key management includes directors (executive and non-executive) and the executive management team. The compensation paid or payable to key management for employee services is presented below:

	For the year ended December 31, 2020	For the year ended December 31, 2019
	$	$
Salaries and short-term employee benefits	239	—
Share-based compensation	2,454	—
	2,693	—
For the 12-month period following the completion of the RTO Transaction, senior executives have agreed to forego the cash payment of their respective salaries with such amount to be paid instead in Nomad RSUs, to be granted on a quarterly basis. Therefore, the key management salaries for the year ended December 31, 2020 comprised of performance compensation expected to be paid in cash, cash board fees and the employer portion of payroll taxes on RSUs. The value of the salaries paid in Nomad RSUs is included in share-based compensation representing $404,000 for the period from May 27, 2020 to December 31, 2020.
Key management employees are subject to employment agreements which provide for payments on termination of employment without cause or following a change of control providing for payments of twice base salary and bonus and certain vesting acceleration clauses on RSUs, PSUs, DSUs and share options.